Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Commitments [Abstract]
Schedule of Commitments for Office Leases

Summary of commitments for office leases:

	Vancouver
	Office	Elko Office	Total
	$	$	$
Payable not later than one year	73,608	141,877	215,485
Payable later than one year and not later than five years	24,536	417,445	441,981
Payable later than five years	-	-	-
Total	98,144	559,322	657,466